Other Current Receivables - Summary of Other Current Receivables (Detail) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other current receivables [line items]
Prepaid expenses	kr 1,857	kr 1,418
Advance payments to suppliers	468	412
Derivative assets	1,510	142
Taxes	10,839	9,778
Total other current receivables	16,014	14,479	kr 20,844
Others [member]
Disclosure of other current receivables [line items]
Total other current receivables	kr 1,340	kr 2,729